Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Components of Long-Term Debt

	June 30,	December 31,
	2013	2012
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	280,000	80,000
U.S. Dollar-denominated Term Loan due through 2018	107,803	112,264
U.S. Dollar-denominated Term Loan due through 2019	309,393	321,851
U.S. Dollar-denominated Term Loan due through 2021	304,022	309,984
U.S. Dollar-denominated Term Loan due through 2021	105,632	108,799
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	115,323	125,791
Euro-denominated Term Loans due through 2023	329,480	341,382

Total	1,564,935	1,413,353
Less current portion	87,079	86,489

Total	1,477,856	1,326,864